MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated July 1, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective August 1, 2021, the following information will replace similar information for the Funds found in the Prospectus in the section titled Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
MassMutual Select T. Rowe Price Retirement 2005 Fund (page 11 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.42%	0.57%	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.49%	0.64%	0.89%	1.14%
Expense Reimbursement	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.34%	0.49%	0.74%	0.99%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$35	$134	$252	$595
Class M5	$50	$182	$334	$778
Class M4	$76	$261	$471	$1,076
Class M3	$101	$340	$606	$1,367
MassMutual Select T. Rowe Price Retirement 2010 Fund (page 20 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.42%	0.57%	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.49%	0.64%	0.89%	1.14%
Expense Reimbursement	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.34%	0.49%	0.74%	0.99%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$35	$134	$252	$595
Class M5	$50	$182	$334	$778
Class M4	$76	$261	$471	$1,076
Class M3	$101	$340	$606	$1,367
MassMutual Select T. Rowe Price Retirement 2015 Fund (page 29 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.44%	0.59%	0.59%	0.59%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.50%	0.65%	0.90%	1.15%
Expense Reimbursement	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.36%	0.51%	0.76%	1.01%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.36%, 0.51%, 0.76%, and 1.01% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$37	$139	$258	$608
Class M5	$52	$187	$341	$790
Class M4	$78	$266	$478	$1,088
Class M3	$103	$344	$612	$1,378
MassMutual Select T. Rowe Price Retirement 2020 Fund (page 38 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.47%	0.62%	0.62%	0.62%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.53%	0.68%	0.93%	1.18%
Expense Reimbursement	(0.16%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.37%	0.53%	0.78%	1.03%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.37%, 0.53%, 0.78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$145	$271	$640
Class M5	$54	$194	$356	$824
Class M4	$80	$273	$492	$1,121
Class M3	$105	$352	$627	$1,410
MassMutual Select T. Rowe Price Retirement 2025 Fund (page 47 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.50%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.70%	0.95%	1.20%
Expense Reimbursement	(0.16%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.39%	0.55%	0.80%	1.05%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.39%, 0.55%, 0.80%, and 1.05% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$40	$152	$284	$668
Class M5	$56	$201	$368	$851
Class M4	$82	$280	$504	$1,147
Class M3	$107	$359	$638	$1,436
MassMutual Select T. Rowe Price Retirement 2030 Fund (page 56 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.54%	0.69%	0.69%	0.69%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.58%	0.73%	0.98%	1.23%
Expense Reimbursement	(0.17%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.41%	0.58%	0.83%	1.08%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.41%, 0.58%, 0.83%, and 1.08% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$42	$159	$297	$698
Class M5	$59	$210	$382	$882
Class M4	$85	$289	$518	$1,177
Class M3	$110	$367	$652	$1,465
MassMutual Select T. Rowe Price Retirement 2035 Fund (page 65 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.57%	0.72%	0.72%	0.72%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.60%	0.75%	1.00%	1.25%
Expense Reimbursement	(0.18%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.42%	0.59%	0.84%	1.09%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.59%, 0.84%, and 1.09% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$43	$164	$306	$721
Class M5	$60	$215	$392	$904
Class M4	$86	$294	$528	$1,199
Class M3	$111	$372	$662	$1,487
MassMutual Select T. Rowe Price Retirement 2040 Fund (page 74 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.59%	0.74%	0.74%	0.74%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.61%	0.76%	1.01%	1.26%
Expense Reimbursement	(0.18%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.43%	0.60%	0.85%	1.10%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.43%, 0.60%, 0.85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$44	$168	$313	$737
Class M5	$61	$219	$399	$920
Class M4	$87	$297	$534	$1,215
Class M3	$112	$376	$669	$1,502
MassMutual Select T. Rowe Price Retirement 2045 Fund (page 83 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.19%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.44%	0.62%	0.87%	1.12%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.44%, 0.62%, 0.87%, and 1.12% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$45	$172	$322	$757
Class M5	$63	$224	$408	$941
Class M4	$89	$303	$544	$1,235
Class M3	$114	$381	$678	$1,522
MassMutual Select T. Rowe Price Retirement 2050 Fund (page 92 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.18%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.45%	0.63%	0.88%	1.13%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.45%, 0.63%, 0.88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$46	$175	$325	$763
Class M5	$64	$227	$412	$948
Class M4	$90	$306	$548	$1,242
Class M3	$115	$384	$681	$1,528
MassMutual Select T. Rowe Price Retirement 2055 Fund (page 101 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.17%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.46%	0.64%	0.89%	1.14%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$176	$327	$766
Class M5	$65	$228	$414	$950
Class M4	$91	$307	$549	$1,244
Class M3	$116	$385	$683	$1,530
MassMutual Select T. Rowe Price Retirement 2060 Fund (page 110 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.17%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.46%	0.64%	0.89%	1.14%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$176	$327	$766
Class M5	$65	$228	$414	$950
Class M4	$91	$307	$549	$1,244
Class M3	$116	$385	$683	$1,530
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-21-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.42%	0.57%	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.49%	0.64%	0.89%	1.14%
Expense Reimbursement	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.34%	0.49%	0.74%	0.99%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$35	$134	$252	$595
Class M5	$50	$182	$334	$778
Class M4	$76	$261	$471	$1,076
Class M3	$101	$340	$606	$1,367
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 202, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.42%	0.57%	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	00.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.49%	0.64%	0.89%	1.14%
Expense Reimbursement	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.34%	0.49%	0.74%	0.99%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$35	$134	$252	$595
Class M5	$50	$182	$334	$778
Class M4	$76	$261	$471	$1,076
Class M3	$101	$340	$606	$1,367
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 202, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.44%	0.59%	0.59%	0.59%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.50%	0.65%	0.90%	1.15%
Expense Reimbursement	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.36%	0.51%	0.76%	1.01%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.36%, 0.51%, 0.76%, and 1.01% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$37	$139	$258	$608
Class M5	$52	$187	$341	$790
Class M4	$78	$266	$478	$1,088
Class M3	$103	$344	$612	$1,378
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 202, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.47%	0.62%	0.62%	0.62%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.53%	0.68%	0.93%	1.18%
Expense Reimbursement	(0.16%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.37%	0.53%	0.78%	1.03%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.37%, 0.53%, 0.78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$145	$271	$640
Class M5	$54	$194	$356	$824
Class M4	$80	$273	$492	$1,121
Class M3	$105	$352	$627	$1,410
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.50%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.70%	0.95%	1.20%
Expense Reimbursement	(0.16%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.39%	0.55%	0.80%	1.05%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.39%, 0.55%, 0.80%, and 1.05% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$40	$152	$284	$668
Class M5	$56	$201	$368	$851
Class M4	$82	$280	$504	$1,147
Class M3	$107	$359	$638	$1,436
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.54%	0.69%	0.69%	0.69%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.58%	0.73%	0.98%	1.23%
Expense Reimbursement	(0.17%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.41%	0.58%	0.83%	1.08%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.41%, 0.58%, 0.83%, and 1.08% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$42	$159	$297	$698
Class M5	$59	$210	$382	$882
Class M4	$85	$289	$518	$1,177
Class M3	$110	$367	$652	$1,465
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.57%	0.72%	0.72%	0.72%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.60%	0.75%	1.00%	1.25%
Expense Reimbursement	(0.18%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.42%	0.59%	0.84%	1.09%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.59%, 0.84%, and 1.09% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$43	$164	$306	$721
Class M5	$60	$215	$392	$904
Class M4	$86	$294	$528	$1,199
Class M3	$111	$372	$662	$1,487
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.59%	0.74%	0.74%	0.74%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.61%	0.76%	1.01%	1.26%
Expense Reimbursement	(0.18%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.43%	0.60%	0.85%	1.10%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.43%, 0.60%, 0.85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$44	$168	$313	$737
Class M5	$61	$219	$399	$920
Class M4	$87	$297	$534	$1,215
Class M3	$112	$376	$669	$1,502
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.19%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.44%	0.62%	0.87%	1.12%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.44%, 0.62%, 0.87%, and 1.12% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$45	$172	$322	$757
Class M5	$63	$224	$408	$941
Class M4	$89	$303	$544	$1,235
Class M3	$114	$381	$678	$1,522
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.18%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.45%	0.63%	0.88%	1.13%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.45%, 0.63%, 0.88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$46	$175	$325	$763
Class M5	$64	$227	$412	$948
Class M4	$90	$306	$548	$1,242
Class M3	$115	$384	$681	$1,528
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.17%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.46%	0.64%	0.89%	1.14%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$176	$327	$766
Class M5	$65	$228	$414	$950
Class M4	$91	$307	$549	$1,244
Class M3	$116	$385	$683	$1,530
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective August 1, 2021, the following information will replace similar information for the Fund found in the Summary Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1) (2)	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses(1)	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.63%	0.78%	1.03%	1.28%
Expense Reimbursement	(0.17%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.46%	0.64%	0.89%	1.14%

(1)
Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.

(2)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$176	$327	$766
Class M5	$65	$228	$414	$950
Class M4	$91	$307	$549	$1,244
Class M3	$116	$385	$683	$1,530
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-21-01